Other Commitments with Third Parties and Other Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Other Commitments with Third Parties and Other Contingent Liabilities
Schedule of Group's purchase commitments	Details of the Group’s commitments at 31 December 2017 are as follows:
Thousands of Euros
2018	83,782
2019	62,510
2020	56,183
2021	39,765
2022	9,249
2023	780
2024	780